Software and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of equipment and software	Software and equipment, net of accumulated amortization and depreciation, as of December 31, 2023 and 2022, consists of the following:

	December 31, 2023	December 31, 2022
	(In Thousands)
Software	$91,363	$83,016
Equipment	11,409	10,731
Leasehold improvements	2,511	2,511
Subtotal	105,283	96,258
Accumulated amortization and depreciation	(75,031)	(64,328)
Software and equipment, net	$30,252	$31,930